[GRAPHIC OMITTED]

AMERICAN CENTURY
Fund Profile

Growth Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

[AMERICAN CENTURY LOGO]

April 27, 2000
Investor Class

Growth Fund

1. What is the fund's investment objective?

Growth seeks long-term capital growth by investing primarily in common stocks.

2. What is the fund's investment strategy?

The fund managers look for large company stocks that they believe will increase in value over time. They use a growth investment strategy developed by American Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

Using American Century's extensive computer database, the fund managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy, which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep Growth essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund managers believe it is prudent, they also may invest assets in nonleveraged futures and options. "Nonleveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

Additional information about Growth's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. What are the significant risks of investing in the fund?

  The value of Growth's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.
  The fund managers will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the fund managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.
  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.
  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
  Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.
  Although the fund managers invest the fund's assets primarily in U.S. stocks, Growth can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

In summary, Growth is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

Fund Performance

The following bar chart shows the actual performance of Growth's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and performance information below are not intended to indicate how the fund will perform in the future.

Calendar Year-By-Year Returns(1)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

 1990    1991   1992   1993    1994    1995    1996    1997    1998    1999
-3.85%  69.02%  -4.29% 3.76%  -1.49%  20.35%  15.01%  29.28%  36.77%  34.68%
  As of March 31, 2000, the end of the most recent calendar quarter, Growth's year-to-date return was 11.15%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                        Highest                 Lowest
================================================================================
Growth                  28.45% (1Q 1991)        -19.44% (3Q 1990)

The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included for performance comparisons.

--------------------------------------------------------------------------------
                        1 year      5 years     10 years    Life of Fund(1)
--------------------------------------------------------------------------------
Average Annual Total Returns (period ended March 31, 2000)
--------------------------------------------------------------------------------
    Growth              39.62%       28.16%      19.31%         19.83%
    Russell 1000
      Growth Index      34.12%       31.83%      21.61%         N/A(2)
    S&P 500 Index       17.94%       26.76%      18.84%         13.94%
--------------------------------------------------------------------------------
  Although the fund's actual inception date was October 31, 1958, life of fund is calculated from June 30, 1971, when the management company implemented its current investment philosophy and practices.
  Benchmark began January 1, 1979.

4. What are the fund's fees and expenses?

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Investor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
    Management Fee                                                1.00%
    Distribution and Service (12b-1) Fees                         None
    Other Expenses                                                0.00%(1)
    Total Annual Fund Operating Expenses                          1.00%
--------------------------------------------------------------------------------
  Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

Example

Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

. . . your cost of investing in the fund would be:

--------------------------------------------------------------------------------
            1 year            3 years           5 years           10 years
--------------------------------------------------------------------------------
             $102              $318              $551              $1,219

Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. Who are the fund's investment advisor and portfolio managers?

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Growth team:

C. Kim Goodwin, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Growth since joining American Century in October 1997. Before joining American Century, she served as Senior Vice President and Portfolio Manager at Putnam Investments from May 1996 to September 1997 and Vice President and Portfolio Manager at Prudential Investments from February 1993 to April 1996. She has a bachelor of arts from Princeton University, an MBA in finance and a master's in public affairs from the University of Texas.

Gregory J. Woodhams, Vice President and Portfolio Manager, has been a member of the team that manages Growth since he joined American Century in September 1997 as an Investment Analyst. He was promoted to Portfolio Manager for the Growth team in May 1998. Before joining American Century, he served as Vice President and Director of Equity Research for Texas Commerce Bank, a subsidiary of Chase Manhattan Bank. He has a bachelor's degree in economics from Rice University and an M.A. in economics from the University of Wisconsin. He is a Chartered Financial Analyst.

6. How do I buy fund shares?

American Century offers several ways to purchase shares

  Complete and return an application along with an investment check payable to American Century Investments
  If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund
  Call us and send your investment by bank wire transfer

Your initial investment must be at least $2,500 ($1,000 for traditional and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. How do I sell fund shares?

You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Growth for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. How are fund distributions made and taxed?

Growth pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. What services are available?

American Century offers several ways to make it easier for you to manage your account, such as telephone transactions
  wire and electronic funds transfers
  24-hour Automated Information Line transactions
  24-hour online Internet account access and transactions

You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Visit our Web site at www.americancentury.com

SH-PRF-19945 0004

Funds Distributor, Inc. and American Century Investment Services, Inc., Distributors

[GRAPHIC OMITTED]

AMERICAN CENTURY
Fund Profile

Ultra® Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

[AMERICAN CENTURY LOGO]

April 27, 2000
Investor Class

Ultra Fund

1. What is the fund's investment objective?

Ultra seeks long-term capital growth by investing primarily in common stocks.

2. What is the fund's investment strategy?

The fund managers look for stocks of medium to large companies that they believe will increase in value over time. The fund managers use a growth investment strategy developed by American Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

Using American Century's extensive computer database, the fund managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy, which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep Ultra essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund managers believe it is prudent, they also may invest assets in nonleveraged futures and options. "Nonleveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

Additional information about Ultra's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. What are the significant risks of investing in the fund?

  The value of Ultra's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.
  The fund managers will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the fund managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.
  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.
  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
  Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.
  Although the fund managers invest the fund's assets primarily in U.S. stocks, Ultra can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

In summary, Ultra is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

Fund Performance

The following bar chart shows the actual performance of Ultra's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Calendar Year-By-Year Returns(1)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

1990     1991    1992    1993    1994    1995     1996     1997     1998    1999
9.36%   86.45%   1.27%  21.81%  -3.62%  37.68%   13.85%   23.13%   34.55%  41.46%
  As of March 31, 2000, the end of the most recent calendar quarter, Ultra's year-to-date return was 7.21%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                        Highest                       Lowest
================================================================================
Ultra                   40.75% (1Q 1991)              -16.16% (3Q 1990)

The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The S&P 500 Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

--------------------------------------------------------------------------------
                        1 year      5 years     10 years    Life of Fund(1)
--------------------------------------------------------------------------------
Average Annual Total Returns (period ended March 31, 2000)
--------------------------------------------------------------------------------
Ultra                   37.50%      30.36%       25.86%        20.10%
S&P 500 Index           17.94%      26.76%       18.84%        18.31%(2)
--------------------------------------------------------------------------------
  The inception date for Ultra is November 2, 1981.
  Since October 31, 1981, the date closest to the fund's inception for which data are available.

4. What are the fund's fees and expenses?

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Investor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
    Management Fee                                                1.00%
    Distribution and Service (12b-1) Fees                         None
    Other Expenses                                                0.00%(1)
    Total Annual Fund Operating Expenses                          1.00%
--------------------------------------------------------------------------------
  Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

Example

Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

. . . your cost of investing in the fund would be:

--------------------------------------------------------------------------------
            1 year            3 years           5 years           10 years
--------------------------------------------------------------------------------
             $102              $318              $551              $1,219

Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. Who are the fund's investment advisor and portfolio managers?

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Ultra team:

James E. Stowers III, Chief Executive Officer and Portfolio Manager, joined American Century as a Portfolio Manager of Ultra and other American Century growth-oriented funds in 1981. He has a bachelor's degree in finance from Arizona State University.

John R. Sykora, Vice President and Senior Portfolio Manager, has been a member of the team that manages Ultra since November 1997. He joined American Century in May 1994 as an Investment Analyst and was promoted to Portfolio Manager in August 1997. Before joining American Century, he served as a Financial Analyst for Business Men's Assurance Company of America, Kansas City, Missouri, from August 1993 to April 1994. He has a bachelor's degree in accounting and finance and an MBA in finance from Michigan State University. He is a Chartered Financial Analyst.

Bruce A. Wimberly, Vice President and Senior Portfolio Manager, has been a member of the team that manages Ultra since July 1996. He joined American Century in September 1994 as an Investment Analyst. He has a bachelor of arts from Middlebury College and an MBA in finance from the Kellogg Graduate School of Management, Northwestern University.

6. How do I buy fund shares?

American Century offers several ways to purchase shares

  Complete and return an application along with an investment check payable to American Century Investments
  If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund
  Call us and send your investment by bank wire transfer

Your initial investment must be at least $2,500 ($1,000 for traditional and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. How do I sell fund shares?

You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Ultra for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. How are fund distributions made and taxed?

Ultra pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. What services are available?

American Century offers several ways to make it easier for you to manage your account, such as telephone transactions
  wire and electronic funds transfers
  24-hour Automated Information Line transactions
  24-hour online Internet account access and transactions

You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

ULTRA is a registered service mark of American Century Services Corporation.

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Visit our Web site at www.americancentury.com

SH-PRF-19947 0004

Funds Distributor, Inc. and American Century Investment Services, Inc., Distributors

[GRAPHIC OMITTED]

AMERICAN CENTURY
Fund Profile

Tax-Managed Value Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

[AMERICAN CENTURY LOGO]

April 27, 2000
Investor Class

Tax-Managed Value Fund

1. What is the fund's investment objective?

Tax-Managed Value seeks long-term capital growth by investing primarily in common stocks while attempting to minimize the impact of federal taxes on shareholder returns.

2. What is the fund's investment strategy?

The fund managers use a value investment strategy to look for stocks of medium to large companies the fund managers believe are undervalued at the time of purchase. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by other investors. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices.

To minimize taxable distributions, the fund managers employ the following tax-sensitive techniques that may sometimes be inconsistent with the fund's objective of long-term capital growth

  The fund managers seek to minimize realized capital gains by keeping portfolio turnover relatively low and generally holding its investments for longer periods.
  The fund managers seek to minimize realized capital gains when selling the shares of a specific company by analyzing the fund's holdings of that company's shares to determine which shares were purchased at what price and typically selling those shares bought at the highest price.
  The fund managers may seek to minimize realized capital gains by selling securities to realize capital losses. Realized capital losses can offset realized capital gains, thereby reducing capital gain distributions to the fund's shareholders.
  When appropriate, the fund managers may seek to minimize taxable dividend income by investing in stocks with lower dividend yields.

While the fund seeks to minimize taxable distributions to shareholders, it may realize taxable gains and earn some dividends. For example, the fund managers may elect to sell a security, even if the sale results in a taxable gain, if they determine the tax impact of the sale is outweighed by other factors. Such other factors may include the investment risk of holding the security or the availability of a replacement security that has a better potential return. In addition, redemptions by shareholders could make it necessary for the fund to sell securities, potentially resulting in capital gains. Under certain circumstances, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the fund in lieu of cash, at the fund managers' discretion.

Investors who frequently redeem their shares generate additional transactional costs for the fund and may cause the fund to recognize capital gains and greater brokerage commissions that must be borne by the fund's remaining shareholders. To encourage long-term investing, the fund applies a 2.0% redemption fee to shares held for less than one year. The fees will be paid directly to the fund and will be used to help reimburse the fund for costs incurred by the fund when buying and selling securities.

3. What are the significant risks of investing in the fund?

  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.
  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
  The value of Tax-Managed Value's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.
  If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not increase as quickly as other funds and may decline, even if stock prices are generally rising.
  Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.
  While the fund seeks to minimize taxable distributions to shareholders, it nonetheless may realize capital gains on the sale of investment securities and earn dividend income. For example, the fund managers may elect to sell a security even if it results in a taxable gain if they determine the tax impact of the sale is outweighed by other factors (such as the investment risk of the security). Federal tax laws require the fund to make distributions of such gains and income to its shareholders on at least an annual basis. Distributions may be taxable as ordinary income, capital gains or a combination of the two.

In summary, Tax-Managed Value is intended for investors who seek long-term capital growth on an after-tax basis and who are willing to accept the risks associated with the fund's investment strategy.

4. What are the fund's fees and expenses?

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares

The fund charges a redemption/exchange fee of 2.0% of the value of the shares sold within one year of their purchase.

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Shareholder Fees
(fees paid directly from your investment)
--------------------------------------------------------------------------------
    Redemption/Exchange Fee
    (as a percentage of amount redeemed/exchanged)
      Shares held less than one year(1)                           2.0%
      Shares held for one year or more                            None
--------------------------------------------------------------------------------
  The fees withheld from redemption proceeds are paid to the fund.
--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
    Management Fee                                          1.10%(1)
    Distribution and Service (12b-1) Fees                   None
    Other Expenses                                          0.00%(2)
    Total Annual Fund Operating Expenses                    1.10%
--------------------------------------------------------------------------------
  The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.
  Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

Example

Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above
. . . your cost of investing in the fund would be:
--------------------------------------------------------------------------------
                  1 year                        3 years
--------------------------------------------------------------------------------
                   $320                          $349
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem or exchange your shares at the end of the periods shown below:

--------------------------------------------------------------------------------
                  1 year                        3 years
--------------------------------------------------------------------------------
                   $112                          $349
--------------------------------------------------------------------------------

Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. Who are the fund's investment advisor and portfolio managers?

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Tax-Managed Value team:

Mark Mallon, Chief Investment Officer - Value and Quantitative Equities and Senior Vice President, has been a member of the team that manages Tax-Managed Value since its inception in March 1999. He joined American Century in April 1997. From August 1978 until he joined American Century, Mr. Mallon was employed in several positions by Federated Investors and served as President and Chief Executive Officer of Federated Investment Counseling and Executive Vice President of Federated Research Corporation since January 1990. He has a bachelor of arts from Westminster College and an MBA from Cornell University. He is a Chartered Financial Analyst.

Charles Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages Tax-Managed Value since its inception in March 1999. He joined American Century in December 1998. Before joining American Century, Mr. Ritter spent 15 years with Federated Investors, most recently serving as Vice President and Portfolio Manager. He has a bachelor's degree in mathematics and a master's in economics from Carnegie Mellon University. He also has an MBA from the University of Chicago. He is a Chartered Financial Analyst.

6. How do I buy fund shares?

American Century offers several ways to purchase shares

  Complete and return an application along with an investment check payable to American Century Investments
  If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund
  Call us and send your investment by bank wire transfer Your initial investment must be at least $10,000. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. How do I sell fund shares?

You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Tax-Managed Value for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

If you sell your shares of Tax-Managed Value within one year of their purchase, you will pay a redemption/exchange fee of 2.0% of the value of the shares sold.

8. How are fund distributions made and taxed?

Tax-Managed Value pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold.

9. What services are available?

American Century offers several ways to make it easier for you to manage your account, such as telephone transactions
  wire and electronic funds transfers
  24-hour Automated Information Line transactions
  24-hour online Internet account access and transactions

You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Visit our Web site at www.americancentury.com

SH-PRF-19948 0004

Funds Distributor, Inc. and American Century Investment Services, Inc., Distributors

[GRAPHIC OMITTED]

AMERICAN CENTURY
Fund Profile

Vista Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

[AMERICAN CENTURY LOGO]

April 27, 2000
Investor Class

Vista Fund

1. What is the fund's investment objective?

Vista seeks long-term capital growth by investing primarily in common stocks.

2. What is the fund's investment strategy?

The fund managers look for stocks of companies that they believe will increase in value over time. A majority of the stocks selected are issued by medium- and smaller-sized companies, although the fund may own stock of larger companies, too. The fund managers use a growth investment strategy developed by American Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

Using American Century's extensive computer database, the fund managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy, which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

The fund managers do not attempt to time the market. Instead, they intend to keep Vista essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund managers believe that it is prudent, they also may invest assets in nonleveraged futures and options. "Nonleveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

Additional information about Vista's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. What are the significant risks of investing in the fund?

  The value of Vista's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.
  The fund managers will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the fund managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.
  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.
  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
  Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.
  Because Vista generally invests in smaller companies than our similarly managed Ultra and Growth funds, it may be more volatile, and subject to greater short-term risk, than those funds.
  Although the fund managers invest the fund's assets primarily in U.S. stocks, Vista can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

In summary, Vista is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

Fund Performance

The following bar chart shows the actual performance of Vista's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Calendar Year-By-Year Returns(1)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

  1990     1991     1992    1993    1994     1995    1996    1997     1998    1999
-15.73%   73.69%   -2.13%   5.45%   4.68%   46.13%   7.56%  -8.68%  -14.25%  119.11%
  As of March 31, 2000, the end of the most recent calendar quarter, Vista's year-to-date return was 22.83%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                        Highest                       Lowest
================================================================================
Vista                   72.22% (4Q 1999)              -29.82% (3Q 1990)

The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The Russell 2500 Growth Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

--------------------------------------------------------------------------------
                        1 year      5 years     10 years    Life of Fund(1)
--------------------------------------------------------------------------------
Average Annual Total Returns (period ended March 31, 2000)
--------------------------------------------------------------------------------
    Vista               161.04%     25.36%       18.03%        16.08%
    Russell 2500
      Growth Index       80.94%     24.58%       18.24%        N/A(2)
--------------------------------------------------------------------------------
  The inception date for the fund is November 25, 1983.
  Benchmark began January 1, 1986.

4. What are the fund's fees and expenses?

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Investor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
    Management Fee                                          1.00%
    Distribution and Service (12b-1) Fees                   None
    Other Expenses                                          0.00%(1)
    Total Annual Fund Operating Expenses                    1.00%
--------------------------------------------------------------------------------
  Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

Example

Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

. . . your cost of investing in the fund would be:

--------------------------------------------------------------------------------
            1 year            3 years           5 years           10 years
             $102              $318              $551              $1,219
--------------------------------------------------------------------------------

Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. Who are the fund's investment advisor and portfolio managers?

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Vista team:

Glenn A. Fogle, Vice President and Senior Portfolio Manager, has been a member of the team that manages Vista since March 1993. He joined American Century in September 1990 as an Investment Analyst. He has a bachelor of arts and an MBA from Texas Christian University. He is a Chartered Financial Analyst.

Arnold K. Douville, Vice President and Portfolio Manager, has been a member of the team that manages Vista since joining American Century in November 1997. Before joining American Century, he served as Senior Portfolio Manager for Munder Capital Management from September 1989 to October 1997. He has a bachelor's degree in economics from the U.S. Air Force Academy and an MBA in finance, statistics and economics from the University of Chicago.

6. How do I buy fund shares?

American Century offers several ways to purchase shares

  Complete and return an application along with an investment check payable to American Century Investments
  If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund
  Call us and send your investment by bank wire transfer

Your initial investment must be at least $2,500 ($1,000 for traditional and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. How do I sell fund shares?

You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Vista for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. How are fund distributions made and taxed?

Vista pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. What services are available?

American Century offers several ways to make it easier for you to manage your account, such as telephone transactions
  wire and electronic funds transfers
  24-hour Automated Information Line transactions
  24-hour online Internet account access and transactions

You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Visit our Web site at www.americancentury.com

SH-PRF-19958 0004

Funds Distributor, Inc. and American Century Investment Services, Inc., Distributors

[GRAPHIC OMITTED]

AMERICAN CENTURY
Fund Profile

Balanced Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

[AMERICAN CENTURY LOGO]

April 27, 2000
Investor Class

Balanced Fund

1. What is the fund's investment objective?

Balanced seeks long-term capital growth and current income by investing approximately 60% of the fund's assets in equity securities, and the remainder in bonds and other fixed-income securities.

2. What is the fund's investment strategy?

For the equity portion of the Balanced portfolio, the fund managers utilize quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock). These rankings are determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use, among others, the rate of growth of a company's earnings and changes in its earnings estimates.

In the second step, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer model to build a portfolio of stocks from the ranking described earlier that they think will provide the optimal balance between risk and expected return. The goal is to create an equity portfolio that provides better returns than the S&P 500 without taking on significant additional risk.

The fixed-income portion of the fund's portfolio is invested in a diversified portfolio of high-grade government, corporate, asset-backed and similar securities payable in U.S. currency, with a minimum of 25% of the fund's assets in fixed-income securities. At least 80% of the fixed-income assets will be invested in securities that, at the time of purchase, are rated within the three highest categories by a nationally recognized statistical rating organization. The remaining portion may be invested in securities rated in the fourth and fifth highest categories. Under normal market conditions the weighted average maturity for the fixed-income portfolio will be in the three- to 10-year range.

Additional information about Balanced's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. What are the significant risks of investing in the fund?

  The value of Balanced's shares depends on the value of the stocks, bonds and other securities it owns. The value of the individual equity securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The value of the fund's fixed-income securities will be affected primarily by rising or falling interest rates and the continued ability of the issuers of these securities to make payments of interest and principal as they become due.
  When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. The interest rate risk is higher for Balanced than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.
  Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other funds using different investment styles.
  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.
  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
  Although the fund managers invest the fund's assets primarily in U.S. stocks, Balanced can invest in securities of foreign companies and governments. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

In summary, Balanced is intended for investors who want an investment that combines the potential for long-term capital growth with the income produced from a portfolio of intermediate-term fixed-income securities, and who are willing to accept the risks associated with the fund's investment strategy.

Fund Performance

The following bar chart shows the actual performance of Balanced's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Calendar Year-By-Year Returns(1)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

1990     1991     1992   1993    1994    1995    1996    1997     1998    1999
1.82%   46.86%   -6.06%  7.24%  -0.07%  21.37%  12.61%  16.93%   16.29%  10.10%
  As of March 31, 2000, the end of the most recent calendar quarter, Balanced's year-to-date return was 2.54%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                        Highest                       Lowest
================================================================================
Balanced                15.95% (4Q 1991)              -11.22% (3Q 1990)

The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The S&P 500 Index and the Lehman Aggregate Bond Index, unmanaged indices that reflect no operating costs, are blended as a benchmark for performance comparisons.

--------------------------------------------------------------------------------
                             1 year      5 years     10 years    Life of Fund(1)
--------------------------------------------------------------------------------
Average Annual Total Returns (period ended March 31, 2000)
--------------------------------------------------------------------------------
    Balanced                  13.25%      15.09%      12.42%        12.68%
    S&P 500                   17.94%      26.76%      18.84%        18.87%(3)
    Lehman Aggregate
      Bond Index               1.87%       7.14%       8.02%         8.09%(3)
    Blended Index(2)          11.51%      18.91%      14.51%        14.56%(3)
--------------------------------------------------------------------------------
  The inception date for Balanced is October 20, 1988.
  The blended index is a combination of two widely known indices in proportion to the approximate asset mix of the fund. Accordingly, 60% of the blended index consists of the performance of the S&P 500 Index, which represents the equity portion of the fund, and 40% of the blended index consists of the Lehman Aggregate Bond Index, which represents the fixed-income portion.
  Since October 31, 1988, the date closest to the fund's inception for which data are available.

4. What are the fund's fees and expenses?

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Investor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
    Management Fee                                                1.00%
    Distribution and Service (12b-1) Fees                         None
    Other Expenses                                                0.00%(1)
    Total Annual Fund Operating Expenses                          1.00%
--------------------------------------------------------------------------------
  Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

Example

Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

. . . your cost of investing in the fund would be:

--------------------------------------------------------------------------------
            1 year            3 years           5 years           10 years
--------------------------------------------------------------------------------
             $102              $318              $551              $1,219

Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. Who are the fund's investment advisor and portfolio managers?

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Balanced team:

John Schniedwind, Senior Vice President, Senior Portfolio Manager and Group Leader — Quantitative Equity, has been a member of the team that manages Balanced since November 1998. He joined American Century in 1982 and also supervises other portfolio management teams. He has degrees from Purdue University and an MBA in finance from the University of California. He is a Chartered Financial Analyst.

Jeffrey R. Tyler, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Balanced since November 1998. He joined American Century as a portfolio manager since January 1988. He has a bachelor's degree in business economics from the University of California - Santa Barbara and an MBA in finance and economics from Northwestern University. He is a Chartered Financial Analyst.

Jeffrey L. Houston, Vice President and Portfolio Manager, has been a member of the team that manages Balanced since June 1995. He joined American Century as an Investment Analyst in November 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University. He is a Chartered Financial Analyst.

John F. Walsh, Portfolio Manager, has been a member of the team that manages Balanced since January 1999. He joined American Century in February 1996 as an Investment Analyst. Prior to joining American Century, he served as an Assistant Vice President and Analyst for First Interstate Bank, Los Angeles, California, from July 1993 to January 1996. He has a bachelor's degree in marketing from Loyola Marymount University and an MBA in finance from Creighton University.

6. How do I buy fund shares?

American Century offers several ways to purchase shares

  Complete and return an application along with an investment check payable to American Century Investments
  If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund
  Call us and send your investment by bank wire transfer

Your initial investment must be at least $2,500 ($1,000 for traditional and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. How do I sell fund shares?

You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Balanced for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. How are fund distributions made and taxed?

Balanced pays distributions of substantially all of its income quarterly. Distributions from realized capital gains are paid once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. What services are available?

American Century offers several ways to make it easier for you to manage your account, such as telephone transactions
  wire and electronic funds transfers
  24-hour Automated Information Line transactions
  24-hour online Internet account access and transactions

You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Visit our Web site at www.americancentury.com

SH-PRF-19963 0004

Funds Distributor, Inc. and American Century Investment Services, Inc., Distributors

[GRAPHIC OMITTED]

AMERICAN CENTURY
Fund Profile

High-Yield Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

[AMERICAN CENTURY LOGO]

April 27, 2000
Investor Class

High-Yield Fund

1. What is the fund's investment objective?

High-Yield seeks high current income by investing in a diversified portfolio of high-yielding corporate bonds, debentures and notes. As a secondary objective, the fund seeks capital appreciation, but only when consistent with the primary objective of maximizing current income.

2. What is the fund's investment strategy?

The fund managers invest the fund's assets primarily in lower-rated debt securities, which are subject to greater credit risk and consequently pay higher yields. Securities of this type are subject to substantial risks including price volatility, liquidity risk and default risk. You should carefully assess the risks associated with an investment in the fund.

Under normal market conditions, the fund managers will maintain at least 80% of the fund's total assets in high-yielding corporate bonds and other debt instruments (including convertible and preferred securities). The remaining assets may be invested in common stocks or other equity-related securities. The fund managers buy securities that are below investment grade, including so-called junk bonds. Issuers of these securities often have short financial histories or have questionable credit.

Up to 40% of the fund's total assets may be invested in fixed-income obligations of foreign issuers. Under normal market conditions, the fund may invest up to 20% of its assets, and for temporary defensive purposes, up to 100% of its assets, in short-term money market instruments.

The purple bar in the following chart shows the authorized credity quality range for the fund.

---------------------------------

---------------------------------
   High Quality
----------------
           A-1               A-2        A-3
           P-1               P-2        P-3
         MIG-1             MIG-2      MIG-3
          SP-1              SP-2       SP-3
  AAA       AA      A        BBB         BB      B      CCC      CC      C      D
-----------------------------------------------------------------------------------
                       High-Yield
                      -------------------------------------------------------------

-----------------------------------------------------------------------------------
       INVESTMENT GRADE                         NON-INVESTMENT GRADE
-----------------------------------------------------------------------------------

Additional information about High-Yield's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. What are the significant risks of investing in the fund?

  The value of High-Yield's shares depends on the value of the securities it owns and the income they produce. When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for High-Yield than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.
  Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may be more likely to cause an issuer of lower-quality bonds to default on its principal and interest obligations.
  The market for lower-quality securities is generally less liquid than the market for higher-quality securities.
  Adverse publicity and investor perceptions, as well as new or proposed laws, also may have a greater negative impact on the market for lower-quality securities.
  High-Yield can invest up to 40% of its assets in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.
  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.
  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

In summary, High-Yield is intended for investors who seek current income by investing in a diversified portfolio of high-yielding corporate bonds, debentures and notes and who are willing to accept the risks associated with the fund's investment strategy.

Fund Performance

The following bar chart shows the actual performance of High-Yield's Investor Class shares for each full calendar year since the fund's inception on September 30, 1997. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Calendar Year-By-Year Returns(1)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

      1998        1999
      -1.25%      5.86%
  As of March 31, 2000, the end of the most recent calendar quarter, High-Yield's year-to-date return was -1.23%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                       Lowest
================================================================================
High-Yield                    4.86% (1Q 1998)               -7.18% (3Q 1998)

The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The DLJ High Yield Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

--------------------------------------------------------------------------------
                                    1 year            Life of Fund(1)
--------------------------------------------------------------------------------
Average Annual Total Returns (period ended March 31, 2000)
--------------------------------------------------------------------------------
    High-Yield                       0.90%                2.02%
    DLJ High Yield Index            -0.10%                1.74%
--------------------------------------------------------------------------------
  The inception date for High-Yield is September 30, 1997.

4. What are the fund's fees and expenses?

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Investor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
    Management Fee                                          0.90%
    Distribution and Service (12b-1) Fees                   None
    Other Expenses                                          0.00%(1)
    Total Annual Fund Operating Expenses                    0.90%
--------------------------------------------------------------------------------
  Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

Example

Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

. . . your cost of investing in the fund would be:

--------------------------------------------------------------------------------
            1 year            3 years           5 years           10 years
--------------------------------------------------------------------------------
             $92               $286              $497              $1,104

Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. Who are the fund's investment advisor and portfolio managers?

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts acting together to manage its mutual funds. Identified below are the portfolio managers for the High-Yield team:

Norman E. Hoops, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages High-Yield since its inception. He joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He has a bachelor of arts from Indiana University and an MBA from Butler University.

Theresa C. Fennell, Vice President and Portfolio Manager, has been a member of the team that manages High-Yield since its inception. She joined American Century in June 1997. Prior to joining American Century, she was an Assistant Portfolio Manager with Smith Barney Mutual Funds Management, Inc. She has a bachelor's degree in economics from the University of Virginia. She is a Chartered Financial Analyst.

6. How do I buy fund shares?

American Century offers several ways to purchase shares

  Complete and return an application along with an investment check payable to American Century Investments
  If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund
  Call us and send your investment by bank wire transfer

Your initial investment must be at least $2,500 ($1,000 for traditional and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. How do I sell fund shares?

You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in High-Yield for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. How are fund distributions made and taxed?

High-Yield pays distributions of substantially all of its income monthly. Distributions from realized capital gains are paid once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. What services are available?

American Century offers several ways to make it easier for you to manage your account, such as telephone transactions
  wire and electronic funds transfers
  24-hour Automated Information Line transactions
  24-hour online Internet account access and transactions

You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Visit our Web site at www.americancentury.com

SH-PRF-19970 0004

Funds Distributor, Inc. and American Century Investment Services, Inc., Distributors

[GRAPHIC OMITTED]

AMERICAN CENTURY
Fund Profile

Limited-Term Bond Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

[AMERICAN CENTURY LOGO]

April 27, 2000
Investor Class

Limited-Term Bond Fund

1. What is the fund's investment objective?

Limited-Term Bond seeks income from investments in corporate bonds and other debt obligations.

2. What is the fund's investment strategy?

The fund buys quality, short-term corporate bonds and other debt securities. Corporate bonds generally are issued by companies to finance existing operations or to expand their business. Under normal market conditions, the fund managers will invest most of the fund's assets in investment-grade securities. The remainder will be invested in short-term money market instruments.

The fund managers actively manage the fund, adjusting its weighted average portfolio maturity in response to expected changes in interest rates. If interest rates are expected to rise, the weighted average maturity of the fund will be shortened to protect its net asset value from the effects of falling bond prices. If interest rates are expected to fall, the weighted average maturity will be increased to take advantage of potentially increasing bond prices.

The weighted average maturity of the fund is expected to be five years or less.

Additional information about Limited-Term Bond's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. What are the significant risks of investing in the fund?

  When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Limited-Term Bond than for funds that have shorter weighted average maturities, such as money market funds.
  The fund may invest part of its assets in securities rated in the lowest investment-grade category (for example, Baa or BBB). Although these securities are considered investment grade, the issuers of these securities are more likely to pose a credit risk, that is, to have problems making interest and principal payments than issuers of higher-rated securities.
  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.
  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

In summary, Limited-Term Bond is intended for investors who seek a competitive level of income with limited price volatility.

Fund Performance

The following bar chart shows the actual performance of Limited-Term Bond's Investor Class shares for each full calendar year since the fund's inception on March 1, 1994. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Calendar Year-By-Year Returns(1)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

      1995        1996        1997        1998        1999
      10.94%      4.42%       6.41%       6.30%       2.48%
  As of March 31, 2000, the end of the most recent calendar quarter, Limited-Term Bond's year-to-date return was 1.24%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
================================================================================
Limited-Term Bond             3.20% (2Q 1995)         0.20% (1Q 1996)

The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The Merrill Lynch 1- to 5-Year Government/Corporate Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

--------------------------------------------------------------------------------
                                    1 year      5 years     Life of Fund(1)
--------------------------------------------------------------------------------
Average Annual Total Returns (period ended March 31, 2000)
--------------------------------------------------------------------------------
    Limited-Term Bond               2.93%        5.68%          5.15%
    Merrill Lynch 1- to 5-Year
      Government/Corporate Index    3.06%        6.32%          5.76%
--------------------------------------------------------------------------------
  The inception date for Limited-Term Bond is March 1, 1994.

4. What are the fund's fees and expenses?

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Investor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
    Management Fee                                          0.70%
    Distribution and Service (12b-1) Fees                   None
    Other Expenses                                          0.00%(1)
    Total Annual Fund Operating Expenses                    0.70%
--------------------------------------------------------------------------------
  Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

Example

Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

. . . your cost of investing in the fund would be:

--------------------------------------------------------------------------------
            1 year            3 years           5 years           10 years
--------------------------------------------------------------------------------
             $71               $224              $389              $868

Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. Who are the fund's investment advisor and portfolio managers?

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages Limited-Term Bond:

John F. Walsh, Portfolio Manager, has been a member of the team that manages Limited-Term Bond since January 1999. He joined American Century in February 1996 as an Investment Analyst. Prior to joining American Century, he served as an Assistant Vice President and Analyst at First Interstate Bank, Los Angeles from July 1993 to January 1996. He has a bachelor's degree in marketing from Loyola Marymount University and an MBA in finance from Creighton University.

6. How do I buy fund shares?

American Century offers several ways to purchase shares

  Complete and return an application along with an investment check payable to American Century Investments
  If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund
  Call us and send your investment by bank wire transfer

Your initial investment must be at least $2,500 ($1,000 for traditional and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. How do I sell fund shares?

You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Limited-Term Bond for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. How are fund distributions made and taxed?

Limited-Term Bond pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. What services are available?

American Century offers several ways to make it easier for you to manage your account, such as telephone transactions
  wire and electronic funds transfers
  24-hour Automated Information Line transactions
  24-hour online Internet account access and transactions

You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Visit our Web site at www.americancentury.com

SH-PRF-19971 0004

Funds Distributor, Inc. and American Century Investment Services, Inc., Distributors

[GRAPHIC OMITTED]

AMERICAN CENTURY
Fund Profile

Intermediate-Term Bond Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

[AMERICAN CENTURY LOGO]

April 27, 2000
Investor Class

Intermediate-Term Bond Fund

1. What is the fund's investment objective?

Intermediate-Term Bond seeks a competitive level of income from investments in corporate bonds and other debt obligations.

2. What is the fund's investment strategy?

The fund managers buy quality, short- to intermediate-term corporate bonds and other debt securities. Corporate bonds generally are issued by companies to finance existing operations or to expand their business. Under normal market conditions, the fund managers will invest most of the fund's assets in investment-grade securities. The remainder will be invested in short-term money market instruments.

The fund managers actively manage the fund, adjusting its weighted average portfolio maturity in response to expected changes in interest rates. If interest rates are expected to rise, the weighted average maturity of the fund will be shortened to protect its net asset value from the effects of falling bond prices. If interest rates are expected to fall, the weighted average maturity will be increased to take advantage of potentially increasing bond prices.

The weighted average maturity of the fund is expected to be three to 10 years.

Additional information about Intermediate-Term Bond's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. What are the significant risks of investing in the fund?

  When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Intermediate-Term Bond than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.
  The fund may invest part of its assets in securities rated in the lowest investment-grade category (for example, Baa or BBB). Although these securities are considered investment grade, the issuers of these securities are more likely to pose a credit risk, that is, to have problems making interest and principal payments than issuers of higher-rated securities.
  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.
  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

In summary, Intermediate-Term Bond is intended for investors who seek a higher level of current income than is generally available from shorter-term corporate and government securities and who are willing to accept a greater degree of price fluctuation.

Fund Performance

The following bar chart shows the actual performance of Intermediate-Term Bond's Investor Class shares for each full calendar year since the fund's inception on March 1, 1994. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Calendar Year-By-Year Returns(1)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

      1995        1996        1997        1998        1999
      15.12%      3.26%       8.20%       7.46%       -0.63%
  As of March 31, 2000, the end of the most recent calendar quarter, Intermediate-Term Bond's year-to-date return was 2.08%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                       Lowest
================================================================================
Intermediate-Term Bond        4.77% (2Q 1995)               -1.38% (1Q 1996)

The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The Lehman Intermediate Government/Corporate Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

--------------------------------------------------------------------------------
                                    1 year      5 years     Life of Fund(1)
--------------------------------------------------------------------------------
Average Annual Total Returns (period ended March 31, 2000)
--------------------------------------------------------------------------------
Intermediate-Term Bond              1.49%        6.18%          5.50%
Lehman Intermediate
Government/Corporate Index          2.09%        6.50%          5.79%
--------------------------------------------------------------------------------
  The inception date for Intermediate-Term Bond is March 1, 1994.

4. What are the fund's fees and expenses?

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Investor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
    Management Fee                                                0.75%
    Distribution and Service (12b-1) Fees                         None
    Other Expenses                                                0.00%(1)
    Total Annual Fund Operating Expenses                          0.75%
--------------------------------------------------------------------------------
  Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

Example

Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

. . . your cost of investing in the fund would be:

--------------------------------------------------------------------------------
            1 year            3 years           5 years           10 years
--------------------------------------------------------------------------------
             $76               $239              $416              $928

Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. Who are the fund's investment advisor and portfolio managers?

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages Intermediate-Term Bond:

Jeffrey L. Houston, Vice President and Portfolio Manager, has been a member of the team that manages Intermediate-Term Bond since June 1995. He joined American Century as an Investment Analyst in November 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University. He is a Chartered Financial Analyst.

6. How do I buy fund shares?

American Century offers several ways to purchase shares

  Complete and return an application along with an investment check payable to American Century Investments
  If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund
  Call us and send your investment by bank wire transfer

Your initial investment must be at least $2,500 ($1,000 for traditional and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. How do I sell fund shares?

You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Intermediate-Term Bond for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. How are fund distributions made and taxed?

Intermediate-Term Bond pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. What services are available?

American Century offers several ways to make it easier for you to manage your account, such as telephone transactions
  wire and electronic funds transfers
  24-hour Automated Information Line transactions
  24-hour online Internet account access and transactions

You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Visit our Web site at www.americancentury.com

SH-PRF-19972 0004

Funds Distributor, Inc. and American Century Investment Services, Inc., Distributors

[GRAPHIC OMITTED]

AMERICAN CENTURY
Fund Profile

Bond Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

[AMERICAN CENTURY LOGO]

April 27, 2000
Investor Class

Bond Fund

1. What is the fund's investment objective?

Bond seeks a high level of income from investments in corporate bonds and other debt obligations.

2. What is the fund's investment strategy?

The fund buys quality, intermediate- and longer-term corporate bonds and other debt securities. Corporate bonds generally are issued by companies to finance existing operations or to expand their business. Under normal market conditions, the fund managers will invest most of the fund's assets in investment-grade securities. The remainder will be invested in short-term money market instruments.

The fund managers actively manage the fund, adjusting its weighted average portfolio maturity in response to expected changes in interest rates. If interest rates are expected to rise, the weighted average maturity of the fund will be shortened to protect its net asset value from the effects of falling bond prices. If interest rates are expected to fall, the weighted average maturity will be increased to take advantage of potentially increasing bond prices.

Although there is no weighted average maturity requirement for this fund, it will invest primarily in intermediate- and long-term bonds. It is anticipated that under normal market conditions, the weighted average maturity will be between eight and 20 years.

Additional information about Bond's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. What are the significant risks of investing in the fund?

  When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. The interest rate risk is higher for Bond than for funds that have shorter weighted average maturities, such as money market and short-term and intermediate-term bond funds.
  The fund may invest part of its assets in securities rated in the lowest investment-grade category (for example, Baa or BBB). Although these securities are considered investment grade, the issuers are more likely to pose a credit risk, that is, to have problems making interest and principal payments than issuers of higher-rated securities.
  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.
  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

In summary, Bond is intended for investors who seek higher income than is generally provided by money market or short- and intermediate-term securities and who can accept the greater price volatility associated with longer-term bonds.

Fund Performance

The following bar chart shows the actual performance of Bond's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Calendar Year-By-Year Returns(1)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

1990     1991    1992    1993    1994     1995    1996    1997    1998    1999
6.04%   17.50%   5.60%  10.15%  -4.49%   20.28%   2.43%   8.75%   6.56%  -2.07%
  As of March 31, 2000, the end of the most recent calendar quarter, Bond's year-to-date return was 2.04%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
================================================================================
Bond                          7.08% (2Q 1995)         -3.58% (1Q 1990)

The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The Lehman Aggregate Bond Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

--------------------------------------------------------------------------------
                        1 year      5 years     10 years    Life of Fund(1)
--------------------------------------------------------------------------------
Average Annual Total Returns (period ended March 31, 2000)
--------------------------------------------------------------------------------
    Bond                0.69%       6.26%        7.43%         6.88%
    Lehman Aggregate
    Bond Index          1.87%       7.14%        8.02%         7.79%(2)
--------------------------------------------------------------------------------
  The inception date for the fund is March 2, 1987.
  Since February 28, 1987, the date closest to the fund's inception for which data are available.

4. What are the fund's fees and expenses?

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Investor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
    Management Fee                                          0.80%
    Distribution and Service (12b-1) Fees                   None
    Other Expenses                                          0.00%(1)
    Total Annual Fund Operating Expenses                    0.80%
--------------------------------------------------------------------------------
  Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

Example

Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

. . . your cost of investing in the fund would be:

--------------------------------------------------------------------------------
            1 year            3 years           5 years           10 years
--------------------------------------------------------------------------------
             $82               $255              $443              $987

Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. Who are the fund's investment advisor and portfolio managers?

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Bond team:

Norman E. Hoops, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Bond since November 1989. He joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He has a bachelor of arts from Indiana University and an MBA from Butler University.

Jeffrey L. Houston, Vice President and Portfolio Manager, has been a member of the team that manages Bond since January 1999. He joined American Century as an Investment Analyst in November 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University. He is a Chartered Financial Analyst.

6. How do I buy fund shares?

American Century offers several ways to purchase shares

  Complete and return an application along with an investment check payable to American Century Investments
  If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund
  Call us and send your investment by bank wire transfer

Your initial investment must be at least $2,500 ($1,000 for traditional and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. How do I sell fund shares?

You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Bond for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. How are fund distributions made and taxed?

Bond pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. What services are available?

American Century offers several ways to make it easier for you to manage your account, such as telephone transactions
  wire and electronic funds transfers
  24-hour Automated Information Line transactions
  24-hour online Internet account access and transactions

You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Visit our Web site at www.americancentury.com

SH-PRF-19973 0004

Funds Distributor, Inc. and American Century Investment Services, Inc., Distributors